Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.21550%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$700,718.36

Principal:
Principal Collections	$10,647,626.99
Prepayments in Full	$5,726,795.52
Liquidation Proceeds	$113,780.16
Recoveries	$72,580.62
Sub Total	$16,560,783.29
Collections	$17,261,501.65

Purchase Amounts:
Purchase Amounts Related to Principal	$245,347.51
Purchase Amounts Related to Interest	$633.64
Sub Total	$245,981.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,507,482.80

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	35
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,507,482.80
Servicing Fee	$228,954.44	$228,954.44	$0.00	$0.00	$17,278,528.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,278,528.36
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,278,528.36
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,278,528.36
Interest - Class A-3 Notes	$197,997.63	$197,997.63	$0.00	$0.00	$17,080,530.73
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$16,790,470.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,790,470.40
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$16,697,572.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,697,572.57
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$16,633,019.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,633,019.24
Regular Principal Payment	$15,039,293.21	$15,039,293.21	$0.00	$0.00	$1,593,726.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,593,726.03
Residual Released to Depositor	$0.00	$1,593,726.03	$0.00	$0.00	$0.00
Total		$17,507,482.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,039,293.21
Total					$15,039,293.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,039,293.21	$47.44	$197,997.63	$0.62	$15,237,290.84	$48.06
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$15,039,293.21	$14.29	$645,509.12	$0.61	$15,684,802.33	$14.90

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$73,332,455.04	0.2313327	$58,293,161.83	0.1838901
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$228,942,455.04	0.2174998	$213,903,161.83	0.2032122

Pool Information
Weighted Average APR	3.054%	3.047%
Weighted Average Remaining Term	29.69	28.85
Number of Receivables Outstanding	19,616	18,987
Pool Balance	$274,745,330.88	$257,940,041.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$251,484,787.31	$236,193,414.76
Pool Factor	0.2365438	0.2220752

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$21,746,626.35
Targeted Overcollateralization Amount	$44,036,879.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$44,036,879.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		35	$71,739.59
(Recoveries)		88	$72,580.62
Net Loss for Current Collection Period			$(841.03)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0037%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.2152%
Second Prior Collection Period			0.4347%
Prior Collection Period			0.0397%
Current Collection Period			-0.0038%
Four Month Average (Current and Prior Three Collection Periods)			0.0639%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,035	$9,089,195.88
(Cumulative Recoveries)			$1,928,832.10
Cumulative Net Loss for All Collection Periods			$7,160,363.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6165%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,466.44
Average Net Loss for Receivables that have experienced a Realized Loss			$3,518.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.12%	160	$2,887,761.79
61-90 Days Delinquent	0.15%	20	$396,660.67
91-120 Days Delinquent	0.04%	5	$111,966.89
Over 120 Days Delinquent	0.16%	20	$409,870.26
Total Delinquent Receivables	1.48%	205	$3,806,259.61

Repossession Inventory:
Repossessed in the Current Collection Period		5	$106,943.34
Total Repossessed Inventory		8	$162,243.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1926%
Prior Collection Period			0.2243%
Current Collection Period			0.2370%
Three Month Average			0.2180%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3561%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	August 2021
Payment Date	9/15/2021
Transaction Month	35

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$723,188.03
2 Months Extended	62	$1,218,350.61
3+ Months Extended	8	$106,239.55

Total Receivables Extended:	116	$2,047,778.19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer